SUBSEQUENT EVENTS (Details Narrative)													3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 17, 2023 USD ($)	Mar. 17, 2023 JPY (¥)	Feb. 27, 2023 USD ($) $ / shares	Feb. 03, 2023 USD ($) $ / shares shares	Feb. 02, 2023 USD ($) shares	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 25, 2023 USD ($) $ / shares shares	Jan. 24, 2023 USD ($)	Jan. 23, 2023 USD ($) shares	Sep. 07, 2022 USD ($)	Sep. 07, 2022 USD ($)	Jul. 27, 2022 $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 27, 2023 JPY (¥) ¥ / shares
Common stock, shares authorized | shares																400,000,000	400,000,000
Share Price | $ / shares																	$ 0.0001
Options, grants in period, exercise price | $ / shares												$ 0.00015
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares												2,648,000
Stock Issued During Period, Value, Stock Options Exercised | $													$ 1,067,709	$ 367,278
Debt Instrument, Face Amount | $																	$ 4,200,000
Pono Capital Corp [Member]
Structuring fees | $															$ 770,143
Pono Capital Corp [Member] | Merger Agreement [Member] | Aerwins [Member]
Business Combination, Consideration Transferred | $											$ 600,000,000
Pono Capital Corp [Member] | Merger Agreement [Member] | Aerwins Shares [Member]
Business Combination, Consideration Transferred | $										$ 600,000,000
Subsequent Event [Member] | Pono Capital Corp [Member]
Withdrawal of interet income from Trust Account to pay income taxes | $								$ 159,122
Loans Payable | $						$ 170,000
Percentage of common shares issuable on outstanding balance of fully diluted shares						15.00%
Common stock, shares authorized | shares						10,089,442
Business Combination, issuance of shares | shares						60,000,000
Marketable Securities held in trust account | $							$ 1,795,997
Subsequent Event [Member] | Pono Capital Corp [Member] | Loan [Member]
Debt Instrument, Face Amount			$ 1,469,400															¥ 200,000,000
Foreign Currency Conversion Rate | (per share)			$ 0.007347															¥ 1
Debt Instrument, Interest Rate			2.475%															2.475%
Increase in Debt Instrument, Interest Rate			14.60%
Subsequent Event [Member] | Pono Capital Corp [Member] | Aerwins [Member]
Common stock, shares issued | shares									150,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Vault Investments Llc [Member] | Co-venturer [Member]
Amount of Investment	$ 2,300,000	¥ 300,000,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Aerwins Shares [Member] | Public Stockholders [Member]
Percentage of common stock voting rights owned									0.30%
Subsequent Event [Member] | Pono Capital Corp [Member] | Aerwins Shares [Member] | Affiliate Sponsor [Member]
Percentage of common stock voting rights owned									6.70%
Subsequent Event [Member] | Pono Capital Corp [Member] | Aerwins Shares [Member] | Security Holders [Member]
Percentage of common stock voting rights owned									93.00%
Subsequent Event [Member] | Pono Capital Corp [Member] | Lock Up Agreement [Member]
Share Price | $ / shares						$ 12.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Lock Up Agreement [Member] | Share Redemption Price One [Member]
Number of trading days for determining share price						20 days
Volume weighted average price of shares | $ / shares						$ 13.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Lock Up Agreement [Member] | Share Redemption Price Two [Member]
Number of trading days for determining share price						30 days
Volume weighted average price of shares | $ / shares						$ 15.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Lock Up Agreement [Member] | Share Redemption Price Three [Member]
Number of trading days for determining share price						150 days
Volume weighted average price of shares | $ / shares						$ 17.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Sponsor Lock Up Agreement [Member]
Share Price | $ / shares						$ 12.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Sponsor Lock Up Agreement [Member] | Share Redemption Price One [Member]
Number of trading days for determining share price						20 days
Volume weighted average price of shares | $ / shares						$ 13.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Sponsor Lock Up Agreement [Member] | Share Redemption Price Two [Member]
Number of trading days for determining share price						30 days
Volume weighted average price of shares | $ / shares						$ 15.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Sponsor Lock Up Agreement [Member] | Share Redemption Price Three [Member]
Number of trading days for determining share price						150 days
Volume weighted average price of shares | $ / shares						$ 17.00
Subsequent Event [Member] | Pono Capital Corp [Member] | Executive Employment Agreements [Member] | Chief Executive Officer [Member]
Severance payment | $				$ 200,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Executive Employment Agreements [Member] | Executive Officer [Member]
Severance payment | $				200,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Executive Employment Agreements [Member] | Chief Product Officer [Member]
Severance payment | $				200,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Executive Employment Agreements [Member] | Chief Financial Officer [Member]
Severance payment | $				$ 200,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Option Award Agreements [Member] | Chief Executive Officer [Member]
Options, grants in period | shares				1,525,196
Options, grants in period, exercise price | $ / shares				$ 0.00015
Subsequent Event [Member] | Pono Capital Corp [Member] | Option Award Agreements [Member] | Executive Officer [Member]
Options, grants in period | shares				703,937
Options, grants in period, exercise price | $ / shares				$ 0.00015
Subsequent Event [Member] | Pono Capital Corp [Member] | Option Award Agreements [Member] | Chief Product Officer [Member]
Options, grants in period | shares				739,916
Options, grants in period, exercise price | $ / shares				$ 0.00015
Subsequent Event [Member] | Pono Capital Corp [Member] | Option Award Agreements [Member] | Chief Financial Officer [Member]
Options, grants in period | shares				469,291
Options, grants in period, exercise price | $ / shares				$ 0.00015
Subsequent Event [Member] | Pono Capital Corp [Member] | Stock Purchase Agreement [Member] | Aerwins Shares [Member]
Conversion of Stock, Shares Issued | shares					3,196,311
Subsequent Event [Member] | Pono Capital Corp [Member] | Stock Purchase Agreement [Member] | Public Shares [Member]
Conversion of Stock, Shares Converted | shares					5,000,000
Conversion of Stock, Amount Converted | $					$ 5,000,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Standby Equity Purchase Agreement [Member]
Options, grants in period | shares				469,291
Subsequent Event [Member] | Pono Capital Corp [Member] | Standby Equity Purchase Agreement [Member] | Ya Ii Pn Ltd [Member]
Number of maximum months allowed to sell shares									36 months
Percentage of common stock voting rights owned									4.99%
Percentage of issued and outstanding shares									19.99%
Structuring fees | $									$ 15,000
Subsequent Event [Member] | Pono Capital Corp [Member] | Standby Equity Purchase Agreement [Member] | Ya Ii Pn Ltd [Member] | Minimum [Member]
Percentage of market price of shares									96.00%
Subsequent Event [Member] | Pono Capital Corp [Member] | Standby Equity Purchase Agreement [Member] | Ya Ii Pn Ltd [Member] | Maximum [Member]
Percentage of market price of shares									97.00%
Subsequent Event [Member] | Pono Capital Corp [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares							11,328,988
Temporary Equity, Redemption Price Per Share | $ / shares							$ 10.50
Stock Issued During Period, Value, Stock Options Exercised | $							$ 118,900,000